Summary of significant accounting policies - Useful lives (Details)	12 Months Ended
Dec. 31, 2021
Buildings
Initial application
Useful life of property, plant and equipment	33 years
Office equipment
Initial application
Useful life of property, plant and equipment	12 years
Minimum | Leasehold improvements
Initial application
Useful life of property, plant and equipment	6 years
Minimum | Production equipment
Initial application
Useful life of property, plant and equipment	7 years
Minimum | Leased assets
Initial application
Useful life of property, plant and equipment	7 years
Minimum | Other PPE
Initial application
Useful life of property, plant and equipment	2 years
Minimum | Office equipment
Initial application
Useful life of property, plant and equipment	3 years
Minimum | Software
Initial application
Useful life of intangible assets	3 years
Minimum | Licenses
Initial application
Useful life of intangible assets	6 years
Maximum | Leasehold improvements
Initial application
Useful life of property, plant and equipment	9 years
Maximum | Production equipment
Initial application
Useful life of property, plant and equipment	8 years
Maximum | Leased assets
Initial application
Useful life of property, plant and equipment	8 years
Maximum | Other PPE
Initial application
Useful life of property, plant and equipment	20 years
Maximum | Software
Initial application
Useful life of intangible assets	5 years
Maximum | Licenses
Initial application
Useful life of intangible assets	8 years